Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

10.   Goodwill and Intangible Assets

Goodwill

The following table presents changes in the carrying value of goodwill by segment for the years ended December 31, 2018 and 2019 (in thousands):

	Strayer	Capella
	University	University	Total
Balance as of December 31, 2017	$20,744	$—	$20,744
Additions	330,581	393,348	723,929
Impairments	(13,944)	—	(13,944)
Adjustments	—	1,811	1,811
Balance as of December 31, 2018	337,381	395,159	732,540
Additions	—	—	—
Impairments	—	—	—
Adjustments	—	(465)	(465)
Balance as of December 31, 2019	$337,381	$394,694	$732,075

During the first quarter of fiscal year 2020, we changed our organizational structure resulting in two reportable segments: Strayer University segment and Capella University segment. As a result, we have retrospectively reassigned the goodwill balance to reflect our new segment structure.

The additions to goodwill during the year ended December 31, 2018 were due to the acquisition of CEC described in Note 3. During the year ended December 31, 2019, the Company recorded $0.5 million of net measurement period adjustments to goodwill, as described in Note 3.

The Company assesses goodwill at least annually for impairment on the first day of the fourth quarter, or more frequently if events occur or circumstances change between annual tests that would more likely than not reduce the fair value of the respective reporting unit below its carrying amount.

In 2019, the Company performed a qualitative impairment assessment of goodwill assigned to its Capella University and JWMI reporting units using the first day of the fourth quarter of 2019 as the assessment date. The Company evaluated the likelihood of impairment by considering qualitative factors relevant to the reporting units, such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, and any other factors that have a significant bearing on fair value. Based on the results of its qualitative impairment analysis, the Company determined that no impairment indicators existed for the Capella University and JWMI reporting units as of the assessment date.

In 2019, The Company elected to bypass a qualitative impairment assessment for goodwill assigned to the Strayer University reporting unit and proceeded directly to a quantitative impairment assessment using the first day of the fourth quarter of 2019 as the assessment date. The Company used an income-based approach to determine the fair value of the Strayer University reporting unit. The income approach consisted of a discounted cash flow model that included projections of future cash flows for the Strayer University reporting unit, calculating a terminal value, and discounting such cash flows by a risk-adjusted rate of return. The determination of fair value consists of using unobservable inputs under the fair value measurement standards.

The Company believes that the most critical assumptions and estimates used in determining the estimated fair value of the Strayer University reporting unit include, but are not limited to, the amounts and timing of expected future cash flows, the discount rate, and the terminal growth rate. The assumptions used in determining the expected future cash flows consider various factors such as historical operating trends, particularly in student enrollment and pricing, anticipated economic and regulatory conditions, reasonable expectations for planned business expansion opportunities, and long-term operating strategies and initiatives. The discount rate is based on the Company’s assumption of a prudent investor’s required rate of return for assuming the risk of investing in a particular company. The terminal growth rate reflects the sustainable operating income a reporting unit could generate in a perpetual state as a function of revenue growth, inflation, and future margin expectations. The Company also believes that these assumptions are consistent with a reasonable market participant view while employing the concept of highest and best use of the asset.

Based on the results of its quantitative impairment assessment, the Company concluded that the fair value of its Strayer University reporting unit exceeded its carrying value. Accordingly, no goodwill impairment charges were recorded during the year ended December 31, 2019. During the year ended December 31, 2018, the Company recorded a goodwill impairment charge of $13.9 million related to its NYCDA reporting unit based on a quantitative impairment analysis performed. The goodwill impairment charge represented the excess of the carrying value of the net assets of the NYCDA reporting unit over its estimated fair value and is reflected within the Fair value adjustments and impairment of intangible assets line in the consolidated statements of income. There were no goodwill impairment charges recorded during the year ended December 31, 2017.

Intangible Assets

The following table represents the balance of the Company’s intangible assets for the years ended December 31, 2018 and 2019 (in thousands):

	December 31, 2018			December 31, 2019
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Subject to amortization
Student relationships	$166,000	$(23,056)	$142,944	$166,000	$(78,389)	$87,611
Not subject to amortization
Trade names	185,400	—	185,400	185,400	—	185,400
Total	$351,400	$(23,056)	$328,344	$351,400	$(78,389)	$273,011

The Company’s finite-lived intangible assets are comprised of student relationships, which are being amortized on a straight-line basis over a three-year useful life. Straight-line amortization expense for finite-lived intangible assets reflects the pattern in which the assets’ economic benefits are consumed over their estimated useful lives. Amortization expense related to finite-lived intangible assets was $23.1 million and $55.3 million for the years ended December 31, 2018 and 2019, respectively.

The following table presents future amortization expense for finite-lived intangible assets as of December 31, 2019 (in thousands):

2020	$55,333
2021	32,278
2022	—
2023	—
2024	—
2025 and thereafter	—
Total	$87,611

Indefinite-lived intangible assets not subject to amortization consist of trade names. The Company assigned an indefinite useful life to its trade name intangible assets, as it is believed these assets have the ability to generate cash flows indefinitely. In addition, there are no legal, regulatory, contractual, economic, or other factors to limit the useful life of the trade name intangibles.

The Company assesses indefinite-lived intangible assets at least annually for impairment on the first day of the fourth quarter, or more frequently if events occur or circumstances change between annual tests that would more likely than not reduce the fair value of the respective reporting unit below its carrying amount.

In 2019, the Company performed a qualitative impairment assessment related to its indefinite-lived intangible assets using the first day of the fourth quarter of 2019 as the assessment date. The Company evaluated the likelihood of impairment by considering qualitative factors, such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, and any other factors that have a significant bearing on fair value.

Based on the results of its qualitative impairment analysis, the Company determined that no impairment indicators existed for the indefinite-lived intangible assets as of the assessment date. Accordingly, no impairment charges related to indefinite-lived intangible assets were recorded during the year ended December 31, 2019. During the year ended December 31, 2018, the Company recorded an indefinite-lived intangible asset impairment charge of $5.4 million related to the NYCDA trade name based on a quantitative impairment analysis performed. The indefinite-lived intangible asset impairment charge represented the excess of the carrying value of the NYCDA trade name over its estimated fair value and is reflected within the Fair value adjustments and impairment of intangible assets line in the consolidated statements of income. There were no indefinite-lived intangible asset impairment charges recorded during the year ended December 31, 2017.